Document And Entity Information	Nov. 04, 2019
Cover [Abstract]
Entity Registrant Name	MyoKardia Inc
Amendment Flag	false
Entity Central Index Key	0001552451
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-37609
Entity Tax Identification Number	44-5500552
Entity Address, Address Line One	333 Allerton Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	741-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MYOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false